John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-3241
Fax: (617) 663-2196
E-Mail: dbarr@jhancock.com
Name :  David D. Barr
Title:     Counsel
March 1, 2010
VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	John Hancock Investment Trust II (the “Trust”), on behalf of:
               John Hancock Financial Industries Fund,
               John Hancock Regional Bank Fund, and
               John Hancock Small Cap Equity Fund
File Nos. 002-90305; 811-03999
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, in lieu of filing under paragraph (b) or (c) of Rule 497, the undersigned hereby certifies that the Prospectuses and Statement of Additional Information for the Trust dated March 1, 2010, contain no changes from the form of Prospectuses and Statement of Additional Information contained in Post-effective Amendment No. 62 filed electronically with the Commission on February 24, 2010, via EDGAR.
If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Nick Kolokithas at 617-663-4324.

Sincerely,
/s/ David D. Barr
David D. Barr, Esq.
Assistant Secretary